UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2017 to January 31, 2018

Item 1:                                                        Schedule of Investments

Credit Suisse Commodity ACCESS Strategy Fund

Consolidated Schedule of Investments

January 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (64.9%)
$775	Federal Farm Credit Banks, LIBOR 1M + 0.175%(1)	(AA+, Aaa)	02/25/19	1.736	$777,466
800	Federal Farm Credit Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	03/15/19	1.709	802,456
700	Federal Farm Credit Banks, LIBOR 1M + 0.190%(1)	(AA+, Aaa)	08/19/19	1.748	703,028
350	Federal Farm Credit Banks, LIBOR 3M - 0.010%(1)	(AA+, Aaa)	09/23/19	1.665	350,532
300	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/11/19	1.734	301,252
500	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/24/19	1.740	502,061
800	Federal Farm Credit Banks, LIBOR 3M - 0.060%(1)	(AA+, Aaa)	10/25/19	1.685	800,847
100	Federal Farm Credit Banks, USBMMY3M + 0.050%(1)	(AA+, Aaa)	11/04/19	1.480	99,974
900	Federal Farm Credit Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	01/27/20	1.640	900,495
850	Federal Farm Credit Banks, LIBOR 1M + 0.050%(1)	(AA+, Aaa)	02/21/20	1.611	851,751
150	Federal Farm Credit Banks, FCPR DLY - 3.010%(1)	(AA+, Aaa)	07/21/20	1.490	150,051
350	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	08/24/20	1.570	350,068
150	Federal Farm Credit Banks, FCPR DLY - 3.020%(1)	(AA+, Aaa)	09/28/20	1.480	149,980
600	Federal Farm Credit Banks, FCPR DLY - 2.980%(1)	(AA+, Aaa)	11/12/20	1.520	599,749
300	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	1.560	300,570
700	Federal Farm Credit Banks, LIBOR 1M + 0.400%(1)	(AA+, Aaa)	12/08/23	1.955	704,871
600	Federal Home Loan Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	09/20/18	1.505	600,526
500	Federal Home Loan Banks, LIBOR 1M - 0.085%(1)	(AA+, Aaa)	03/13/19	1.474	500,138
500	Federal Home Loan Banks, LIBOR 1M - 0.090%(1)	(AA+, Aaa)	06/21/19	1.471	500,182
500	Federal Home Loan Banks, LIBOR 1M - 0.095%(1)	(AA+, Aaa)	06/27/19	1.472	499,873
600	Federal Home Loan Banks	(AA+, Aaa)	08/28/19	1.550	593,436
600	Federal Home Loan Banks, LIBOR 1M - 0.055%(1)	(AA+, Aaa)	12/16/19	1.504	600,304
500	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	12/26/19	1.496	499,853
300	Federal Home Loan Banks, LIBOR 1M - 0.070%(1)	(AA+, Aaa)	12/27/19	1.497	299,883
750	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	01/08/20	1.490	749,751
400	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	01/23/20	1.496	400,001
1,000	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	1.479	1,000,125
1,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	1.820	1,005,671
450	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	1.717	451,669
400	Federal Home Loan Banks	(AA+, Aaa)	07/23/21	2.000	393,499
400	Federal Home Loan Mortgage Corp., LIBOR 3M + 0.020%(1)	(AA+, Aaa)	03/08/18	1.543	400,078
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/27/19	1.500	494,795
500	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	02/05/18	1.079	499,929
1,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	02/28/18	1.290	999,033
1,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	04/04/18	1.325	997,572
1,400	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	02/28/19	1.567	1,401,462
1,150	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	03/08/19	1.555	1,150,872
700	Federal National Mortgage Association, LIBOR 3M - 0.150%(1)	(AA+, Aaa)	03/13/20	1.413	700,361
600	Federal National Mortgage Association, LIBOR 3M - 0.160%(1)	(AA+, Aaa)	03/25/20	1.515	600,062
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $23,672,544)					23,684,226

UNITED STATES TREASURY OBLIGATIONS (27.7%)
1,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.174%(1)	(AA+, Aaa)	07/31/18	1.604	1,301,429
800	United States Treasury Floating Rate Notes, USBMMY3M + 0.170%(1)	(AA+, Aaa)	10/31/18	1.600	801,315
1,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.140%(1),(3)	(AA+, Aaa)	01/31/19	1.570	1,001,976
1,400	United States Treasury Floating Rate Notes, USBMMY3M + 0.060%(1)	(AA+, Aaa)	07/31/19	1.490	1,402,076
4,400	United States Treasury Floating Rate Notes, USBMMY3M + 0.048%(1),(2)	(AA+, Aaa)	10/31/19	1.478	4,405,000
700	United States Treasury Floating Rate Notes, USBMMY3M + 0.000%(1)	(AA+, Aaa)	01/31/20	1.430	700,035
500	United States Treasury Notes	(AA+, Aaa)	03/31/18	0.875	499,587
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $10,100,704)					10,111,418

SHORT-TERM INVESTMENT (5.3%)
$1,923	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,923,148)		02/01/18	0.200	1,923,148

Value

TOTAL INVESTMENTS AT VALUE (97.9%) (Cost $35,696,396)	$35,718,792

OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)	783,719

NET ASSETS (100.0%)	$36,502,511

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2018.
(2)	At January 31, 2018, $1,701,853 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.
(3)	At January 31, 2018, $529,040 in the value of these securities has been pledged as collateral for open swap contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

LIBOR = London Interbank Offered Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Corn Futures	USD	Mar 2018	52	939,900	$1,127
Soybean Futures	USD	Mar 2018	23	1,145,113	(4,590)
Wheat Futures	USD	Mar 2018	33	745,388	(4,600)
					$(8,063)
Energy
Light Sweet Crude Oil Futures	USD	Mar 2018	16	1,035,680	$40,930
Light Sweet Crude Oil Futures	USD	Apr 2018	45	2,905,200	41,759
Brent Crude Oil Futures	USD	Dec 2018	29	1,909,070	305,152
Light Sweet Crude Oil Futures	USD	Dec 2018	82	5,002,820	696,686
					$1,084,527
Industrial Metal
Platinum Futures	USD	Apr 2018	2	100,430	$301
Livestock
Cattle Feeder Futures	USD	Mar 2018	23	1,668,075	$10,344

Contracts to Sell
Energy
Brent Crude Oil Futures	USD	May 2018	(42)	(2,870,940)	$1,366
Light Sweet Crude Oil Futures	USD	May 2018	(45)	(2,893,950)	(278,935)
					$(277,569)
Livestock
Lean Hogs Futures	USD	Apr 2018	(17)	(491,300)	$22,449
Precious Metals
Gold 100 OZ Futures	USD	Apr 2018	(1)	(134,310)	$(53)
Net unrealized appreciation (depreciation)					$831,936

Information Classification: Company Internal

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$8,344,957	02/21/18	CIBC	Credit Suisse Commodity Benchmark Total Return Index	1.64%	$—	$—	$30,630
USD	22,548,000	02/02/18	Macquarie	Macquarie Commodity Customized Product 260E Index(a)	1.83%	—	—	(334,851)
USD	8,344,957	02/21/18	Macquarie	Credit Suisse Commodity Benchmark Total Return Index	1.65%	—	—	30,612
USD	8,060,903	02/21/18	RBC Capital	Credit Suisse Commodity Benchmark Total Return Index	1.67%	—	—	29,534
								$(244,075)

(a) The index is comprised of a series of Credit Suisse sub-indices as detailed below. The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals.  The Fund has indirect exposure to all of the below underlying positions that make up the custom index.  When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset	Description	Dollar Weights	01/31/18 Price
CSIXCCER	CSCB Cocoa (ICE) ER Index	0.42%	71.4440
CSIXGOER	CSCB Gasoil ER Index	8.60%	258.1770
CSIXCUER	CSCB Copper ER Index	-0.31%	644.4260
CSIXLCER	CSCB Live Cattle ER Index	7.49%	534.9940
CSIXCAER	CSCB Milling Wheat ER Index	0.19%	181.5940
CSIXCTER	CSCB Cotton ER Index	2.77%	145.7000
CSIXPAER	CSCB Palladium ER Index	6.86%	209.3830
CSIXALER	CSCB Aluminium ER Index	2.20%	85.9910
CSIXCNER	CSCB Corn ER Index	-1.63%	11.3270
CSIXWHER	CSCB Wheat ER Index	1.30%	11.8410
CSIXSYER	CSCB Soybeans ER Index	-7.16%	306.9560
CSIXSBER	CSCB Sugar #11 ER Index	-1.93%	50.0980
CSIXNGER	CSCB Nat Gas ER Index	1.53%	1.1910
CSIXPBER	CSCB Lead ER Index	-5.98%	592.7820
CSIXGCER	CSCB Gold ER Index	2.18%	88.5300
CSIXPLER	CSCB Platinum ER Index	3.12%	191.6580
CSIXZNER	CSCB Zinc ER Index	0.99%	274.8940
CSIXNIER	CSCB Nickel ER Index	5.38%	290.3770
CSIXQCER	CSCB Cocoa (EN) ER Index	0.25%	57.7900
CSIXRCER	CSCB Coffee Robusta ER Index	0.13%	76.0030
CSIXKCER	CSCB Coffee Arabica ER Index	-6.78%	22.0550
CSIXRBER	CSCB RBOB Gasoline ER Index	-2.64%	1,198.6880
CSIXKWER	CSCB Kansas Wheat ER Index	-7.83%	47.1940
CSIXHOER	CSCB Heating Oil ER Index	9.81%	253.1320
CSIXSIER	CSCB Silver ER Index	0.95%	58.7950
CSIXBOER	CSCB Bean Oil ER Index	-7.59%	241.1820
CSIXSMER	CSCB Soymeal ER Index	4.62%	903.6120
CSIXWSER	CSCB Sugar #5 ER Index	0.07%	289.0690

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$23,684,226	$—	$23,684,226
United States Treasury Obligations	—	10,111,418	—	10,111,418
Short-term Investments	—	1,923,148	—	1,923,148
	$—	$35,718,792	$—	$35,718,792
Other Financial Instruments*
Futures Contracts	$1,120,114	$—	$—	$1,120,114
Swap Contracts**	—	90,776	—	90,776

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$288,178	$—	$—	$288,178
Swap Contracts**	$—	$334,851	$—	$334,851

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended January 31, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (76.3%)
$50,000	Federal Farm Credit Banks, LIBOR 1M + 0.175%(1)	(AA+, Aaa)	02/25/19	1.736	$50,159,116
95,000	Federal Farm Credit Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	03/15/19	1.709	95,291,657
65,400	Federal Farm Credit Banks, LIBOR 1M + 0.190%(1)	(AA+, Aaa)	08/19/19	1.748	65,682,915
45,000	Federal Farm Credit Banks, LIBOR 3M - 0.010%(1)	(AA+, Aaa)	09/23/19	1.665	45,068,457
33,410	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/11/19	1.734	33,549,425
62,100	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/24/19	1.740	62,355,998
94,400	Federal Farm Credit Banks, LIBOR 3M - 0.060%(1)	(AA+, Aaa)	10/25/19	1.685	94,500,003
13,370	Federal Farm Credit Banks, USBMMY3M + 0.050%(1)	(AA+, Aaa)	11/04/19	1.480	13,366,486
97,000	Federal Farm Credit Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	01/27/20	1.640	97,053,357
25,310	Federal Farm Credit Banks, LIBOR 1M + 0.050%(1)	(AA+, Aaa)	02/10/20	1.604	25,354,795
70,435	Federal Farm Credit Banks, LIBOR 1M + 0.050%(1)	(AA+, Aaa)	02/21/20	1.611	70,580,116
17,100	Federal Farm Credit Banks, FCPR DLY - 3.010%(1)	(AA+, Aaa)	07/21/20	1.490	17,105,785
44,500	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	08/24/20	1.570	44,508,682
16,100	Federal Farm Credit Banks, FCPR DLY - 3.020%(1)	(AA+, Aaa)	09/28/20	1.480	16,097,884
71,600	Federal Farm Credit Banks, FCPR DLY - 2.980%(1)	(AA+, Aaa)	11/12/20	1.520	71,570,059
38,000	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	1.560	38,072,152
46,000	Federal Farm Credit Banks, LIBOR 1M + 0.350%(1)	(AA+, Aaa)	02/05/21	1.907	46,396,876
9,200	Federal Farm Credit Banks, LIBOR 1M + 0.260%(1)	(AA+, Aaa)	11/23/21	1.821	9,263,823
10,000	Federal Farm Credit Banks, LIBOR 1M + 0.240%(1)	(AA+, Aaa)	01/18/22	1.796	10,086,766
85,000	Federal Farm Credit Banks, LIBOR 1M + 0.400%(1)	(AA+, Aaa)	12/08/23	1.955	85,591,499
68,500	Federal Home Loan Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	09/20/18	1.505	68,560,099
58,900	Federal Home Loan Banks, LIBOR 1M - 0.085%(1)	(AA+, Aaa)	03/13/19	1.474	58,916,289
60,000	Federal Home Loan Banks, LIBOR 1M - 0.090%(1)	(AA+, Aaa)	06/21/19	1.471	60,021,809
54,500	Federal Home Loan Banks, LIBOR 1M - 0.095%(1)	(AA+, Aaa)	06/27/19	1.472	54,486,191
80,000	Federal Home Loan Banks	(AA+, Aaa)	08/28/19	1.550	79,124,800
53,600	Federal Home Loan Banks, LIBOR 1M - 0.055%(1)	(AA+, Aaa)	12/16/19	1.504	53,627,122
43,000	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	12/26/19	1.496	42,987,361
32,900	Federal Home Loan Banks, LIBOR 1M - 0.070%(1)	(AA+, Aaa)	12/27/19	1.497	32,887,148
76,000	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	01/08/20	1.490	75,974,730
92,400	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	01/23/20	1.496	92,400,171
104,000	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	1.520	104,012,955
83,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	1.820	83,470,715
54,000	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	1.717	54,200,302
49,025	Federal Home Loan Banks	(AA+, Aaa)	07/23/21	2.000	48,228,197
40,000	Federal Home Loan Mortgage Corp., LIBOR 3M + 0.020%(1)	(AA+, Aaa)	03/08/18	1.543	40,007,754
59,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/27/19	1.500	59,177,422
15,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	02/02/18	1.100	14,999,460
75,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	02/28/18	1.290	74,927,437
40,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	04/04/18	1.325	39,902,880
132,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	04/10/18	1.340	131,648,484
166,800	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	02/28/19	1.567	166,974,168
161,600	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	03/08/19	1.555	161,722,580
82,800	Federal National Mortgage Association, LIBOR 3M - 0.150%(1)	(AA+, Aaa)	03/13/20	1.413	82,842,718
69,000	Federal National Mortgage Association, LIBOR 3M - 0.160%(1)	(AA+, Aaa)	03/25/20	1.515	69,007,124
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $2,740,331,094)					2,741,763,767

UNITED STATES TREASURY OBLIGATIONS (19.1%)
15,000	United States Treasury Bill	(AA+, Aaa)	02/15/18	1.282	14,992,522
20,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.174%(1)	(AA+, Aaa)	07/31/18	1.604	20,021,988
50,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.170%(1)	(AA+, Aaa)	10/31/18	1.600	50,082,210
45,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.140%(1),(2)	(AA+, Aaa)	01/31/19	1.570	45,088,925
75,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.070%(1),(3)	(AA+, Aaa)	04/30/19	1.500	75,104,732
135,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.060%(1),(2),(3)	(AA+, Aaa)	07/31/19	1.490	135,200,156
296,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.048%(1),(3)	(AA+, Aaa)	10/31/19	1.478	296,336,368
50,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.000%(1)	(AA+, Aaa)	01/31/20	1.430	50,002,472
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $686,071,007)					686,829,373

Par (000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENT (1.3%)
$47,240	State Street Bank and Trust Co. Euro Time Deposit (Cost $47,240,011)	02/01/18	0.200	$47,240,011

TOTAL INVESTMENTS AT VALUE (96.7%) (Cost $3,473,642,112)				3,475,833,151

OTHER ASSETS IN EXCESS OF LIABILITIES (3.3%)				118,898,174

NET ASSETS (100.0%)				$3,594,731,325

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2018.
(2)	At January 31, 2018, $30,046,850 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(3)	At January 31, 2018, $73,433,502 in the value of these securities has been pledged as collateral for open swap contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

LIBOR = London Interbank Offered Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Nature Gas Futures	USD	Mar 2018	7	$209,650	$(2,350)
Brent Crude Oil Futures	USD	Dec 2018	387	25,476,210	4,072,199
Light Sweet Crude Oil Futures	USD	Dec 2018	1,053	64,243,530	8,978,161
					$13,048,010
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Mar 2018	(709)	(45,893,570)	$(6,591,099)
Brent Crude Oil Futures	USD	May 2018	(387)	(26,536,590)	12,592
Light Sweet Crude Oil Futures	USD	May 2018	(344)	(22,122,640)	(2,144,704)
					$(8,723,211)
Net unrealized appreciation (depreciation)					$4,324,799

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$30,059,235	02/21/18	Barclays	Bloomberg Commodity Index Total Return	1.54%	$—	$—	$216,315
USD	152,563,614	02/21/18	Barclays	Bloomberg Commodity Index 2 Month Forward Total Return	1.58%	—	—	1,479,240

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$181,322,084	02/21/18	BNP Paribas	Bloomberg Commodity Index Total Return	1.55%	$—	$—	$1,304,783
USD	86,958,264	02/21/18	BNP Paribas	Bloomberg Commodity Index 2 Month Forward Total Return	1.62%	—	—	842,515
USD	20,000,000	02/21/18	BNP Paribas	Bloomberg Commodity Index 2 Month Forward Total Return	1.62%			(76,711)
USD	133,012,644	02/21/18	CIBC	Bloomberg Commodity Index Total Return	1.54%	—	—	957,200
USD	157,688,109	02/21/18	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	1.59%	—	—	1,528,580
USD	171,743,190	02/21/18	Citigroup	Bloomberg Commodity Index Total Return	1.54%	—	—	1,235,916
USD	117,356,243	02/21/18	Citigroup	Bloomberg Commodity Index 2 Month Forward Total Return	1.59%	—	—	1,137,616
USD	156,935,966	02/21/18	Goldman Sachs	Bloomberg Commodity Index Total Return	1.52%	—	—	1,130,047
USD	204,869,578	11/21/17	Goldman Sachs	Bloomberg Commodity Index 2 Month Forward Total Return	1.58%	—	—	1,986,392
USD	21,362,463	11/21/17	JPMorgan Chase	Bloomberg Commodity Index Total Return	1.52%	—	—	153,824
USD	181,363,721	02/21/18	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	1.58%	—	—	1,758,482
USD	42,959,219	02/21/18	Macquarie	Bloomberg Commodity Index Total Return	1.51%	—	—	309,430
USD	517,765,932	02/21/18	Macquarie	Macquarie Commodity Customized Product 112T Index(a)	1.68%	—	—	3,321,288

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$79,559,877	02/21/18	Bank of America	Bloomberg Commodity Index Total Return	1.52%	$—	$—	$572,886
USD	76,304,541	02/21/18	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy(b)	1.72%	—	—	737,657
USD	450,354,694	02/21/18	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(b)	1.68%	—	—	2,868,232
USD	55,291,659	02/21/18	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	1.60%	—	—	535,859
USD	20,000,000	02/21/18	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	1.60%	—	—	(76,663)
USD	20,218,325	02/21/18	RBC Capital	Bloomberg Commodity Index Total Return	1.54%	—	—	145,497
USD	83,770,202	02/21/18	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	1.62%	—	—	811,492
USD	147,780,649	02/21/18	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	1.62%	—	—	1,431,569
USD	249,852,042	02/21/18	Societe Generale	Societe Generale P04 TR Index(c)	1.68%	—	—	1,581,517
USD	154,300,319	02/21/18	UBS	Bloomberg Commodity Index Total Return	1.53%	—	—	1,110,730
USD	24,779,913	02/21/18	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	1.57%	—	—	240,318
USD	20,000,000	02/21/18	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	1.57%	—	—	(76,548)
								$27,167,463

(a) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals.  The Fund has indirect exposure to all of the below underlying positions that make up the custom index.  When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset	Description	Unit	Dollar Weights	01/31/18 Price
BOK8	CBOT Soy Bean Oil	LB100	2.66%	0.3328
C H8	CBOT Corn	BUSHEL100	6.12%	3.6150
CLZ8	WTI FUTURE NYM	BBL	7.52%	61.0100
CTK8	NYBOT Cotton	LB100	1.42%	0.7836
GCJ8	Comex Gold	OZS	11.82%	1,343.1000
HGK8	Comex High Grade Copper	LB100	6.91%	3.2150
HOH8	Nymex Heat	GAL100	3.65%	2.0664
KCH8	NYBOT Coffee	LB100	2.45%	1.2185
KWH8	KCBOT Wheat	BUSHEL100	1.37%	4.6725
LCJ8	CME Live Cattle	LB100	4.30%	1.2292
COZ8	Brent Crude	BBL	7.64%	65.8300
LHJ8	CME Lean Hogs	LB100	2.00%	0.7225
LAK18	High Grade Primary Aluminium	TON	4.48%	2,222.7500
LNM8	Primary Nickel	TON	2.96%	13,631.5000
LXM8	Special High Grade Zinc	TON	3.17%	3,532.5000
NGH18	NYMEX Henry Hub Natural Gas	MMBTU	8.62%	2.9950
XBH8	Nymex Gasoline Unleaded (RBOB)	GAL100	3.86%	1.8937
S H8	CBOT Soy Beans	BUSHEL100	5.92%	9.9575
SBK8	NYBOT Sugar	LB100	3.15%	0.1337
SIN8	Comex Silver	OZS	3.57%	17.4220
SMH8	CBOT Soy Meal	SHORT_TON	3.05%	337.8000
W H8	CBOT Wheat	BUSHEL100	3.37%	4.5175

(b) Index components became publicly available subsequent to January 31, 2018.

(c) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals.  The Fund has indirect exposure to all of the below underlying positions that make up the custom index.  When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Ticker	Commodity Name	Contract	Weight	01/31/18 Price
NG	Natural Gas	NGH18 Comdty	8.648%	2.9950
CL	Crude Oil	CLZ8 Comdty	7.576%	61.0100
CO	Brent Oil	COZ8 Comdty	7.754%	65.8300
XB	Unleaded Gasoline	XBH8 Comdty	3.831%	189.3700
HO	Heating Oil	HOH8 Comdty	3.689%	206.6400
C	Corn	C H8 Comdty	5.985%	361.5000
W	Wheat	W K8 Comdty	3.149%	465.5000
KW	Kansas Wheat	KWK8 Comdty	1.258%	482.0000
S	Soybeans	S H8 Comdty	5.836%	995.7500
BO	Soybean Oil	BOH8 Comdty	2.669%	33.0700
SM	Soybean Meal	SMH8 Comdty	2.958%	337.8000
CT	Cotton	CTH8 Comdty	1.500%	77.2800
KC	Coffee	KCK8 Comdty	2.454%	124.2000
SB	Sugar	SBK8 Comdty	3.291%	13.3700
LC	Live Cattle	LCJ8 Comdty	4.274%	122.9250
LH	Lean Hogs	LHJ8 Comdty	2.138%	72.2500
GC	Gold	GCJ8 Comdty	11.979%	1,343.1000
SI	Silver	SIZ8 Comdty	3.605%	17.6490
HG	Copper	HGH8 Comdty	7.061%	319.5500
LA	Aluminum	LAZ18 Comdty	4.480%	2,245.2500
LN	Nickel	LNH8 Comdty	2.775%	13,579.5000
LX	Zinc	LXZ8 Comdty	3.091%	3,482.0000

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$2,741,763,767	$—	$2,741,763,767
United States Treasury Obligations	—	686,829,373	—	686,829,373
Short-term Investment	—	47,240,011	—	47,240,011
	$—	$3,475,833,151	$—	$3,475,833,151
Other Financial Instruments*
Futures Contracts	$13,062,952	$—	$—	$13,062,952
Swap Contracts**	—	27,397,385	—	27,397,385

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$8,738,153	$—	$—	$8,738,153
Swap Contracts**	—	229,922	—	229,922

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended January 31, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 30, 2018

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer
Date:	March 30, 2018